                                 AB FUNDS TRUST

                                  RETAIL CLASS

                        Supplement dated November 4, 2003

                                       to

                         Prospectus dated April 30, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

GROWTH EQUITY FUND. The following supplements the information in the Prospectus regarding the Growth Equity Fund:

At a special meeting held on September 18, 2003 the Board of Trustees (the "Board") of AB Funds Trust (the "Trust") voted to terminate the sub-advisory agreement with Provident Investment Counsel ("PIC") on behalf of the Growth Equity Fund (the "Fund").

At such meeting, the Board approved on behalf of the Fund and, subsequently, a majority of the outstanding shares of the Growth Equity Fund approved (1) a new sub-advisory agreement among Marsico Capital Management, LLC ("Marsico"), SBC Financial Services, Inc. (the "Investment Adviser") and the Trust, and (2) a new sub-advisory agreement among Sands Capital Management, Inc. ("Sands"), the Investment Adviser and the Trust.

It is currently intended that a portion of the Fund will be managed by Marsico and a portion of the Fund will be managed by Sands, each using its own active large cap growth oriented strategy seeking to outperform the Russell 1000 Growth Index. Marsico and Sands will replace PIC as sub-adviser to the Fund. The Investment Adviser believes these sub-advisory changes shift assets of the Fund to higher confidence investment strategies that are complementary to existing strategies within the Fund while maintaining the targeted range of risk level for the Fund. The investment objective, policies and restrictions of the Fund will not change.

Marsico, located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, is a registered investment adviser since September 1997. The firm currently manages assets in excess $23.7 billion. Thomas F. Marsico and James A. Hillary co-manage the investment program of the Fund. Mr. Marsico and Mr. Hillary have 23 and 14 years experience, respectively, serving as security analysts and portfolio managers.

Sands, located at 1001 19th Street North, Suite 1450, Arlington, Virginia 22209, has been managing assets since it was founded in 1992. Sands currently has over $4 billion in assets under management. The firm manages assets utilizing a large capitalization growth equity strategy.

These sub-advisory changes will result in an increase in the Fund's sub-advisory fees of 0.09% annually. The Board approved a change in the Investment Adviser's fee waiver and reimbursement agreement so that the Investment Adviser will not waive fees and reimburse expenses with respect to the 0.09% increase. Under the new agreement, the Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 1.24% for the Retail Class.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Fund's Retail Class.

SHAREHOLDER FEES
   (Fees paid directly from your investment)                            None
ANNUAL FUND OPERATING EXPENSES (1)
   (Expenses that are deducted from fund assets)
Management fees                                                         0.84%
Distribution (12b-1) fees                                               0.10%
Other expenses (2)                                                      0.51%
                                                                        -----
Total annual operating expenses                                         1.45%
Fee waiver and expense reimbursement (3)                                (0.21%)
                                                                        -------
Net expenses (4)                                                        1.24%

(1) The information in the table has been restated to reflect the current levels of management fees and the fee waiver and reimbursement agreement.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.24% for the Retail Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2004. The information in the table has been restated to reflect the current level of the fee waiver and reimbursement agreement.

(4) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the net annual fund operating expenses of the Retail Class by 0.03%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-     You reinvested all dividends and other distributions.

-     The Fund's average annual return was 5%.

-     The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR       3 YEARS*         5 YEARS*      10 YEARS*
RETAIL CLASS                      $126         $439             $775          $1,729

      The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

----------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2004. Thus, the 3, 5 and 10 Years example reflects the waiver and reimbursement only for the first year.

EQUITY INDEX FUND. The following supplements the information in the "Equity Index Fund Summary" on pages 38 to 39 of the Prospectus:

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by AB Funds Trust. All occurrences of "S&P 500 Index" are hereby deleted and replaced with "S&P 500(R)." The Equity Income Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's(R) and Standard & Poor's(R) makes no representation regarding the advisability of investing in the Fund. For more information, see the section "The Equity Index Fund" on pages 29 to 30 of the Trust's Statement of Additional Information.

LOW-DURATION BOND FUND. On page 61, delete the second paragraph under this heading and replace with the following:

Pacific Investment Management Company LLC (""PIMCO"), Newport Beach, California:
PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $312.6 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Low-Duration Bond
Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 AB FUNDS TRUST

                                RETIREMENT CLASS

                        Supplement dated November 4, 2003

                                       to

                         Prospectus dated April 30, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

GROWTH EQUITY FUND. The following supplements the information in the Prospectus regarding the Growth Equity Fund:

At a special meeting held on September 18, 2003 the Board of Trustees (the "Board") of AB Funds Trust (the "Trust") voted to terminate the sub-advisory agreement with Provident Investment Counsel ("PIC") on behalf of the Growth Equity Fund (the "Fund").

At such meeting, the Board approved on behalf of the Fund and, subsequently, a majority of the outstanding shares of the Growth Equity Fund approved (1) a new sub-advisory agreement among Marisco Capital Management, LLC ("Marsico"), SBC Financial Services, Inc. (the "Investment Adviser") and the Trust, and (2) a new sub-advisory agreement among Sands Capital Management, Inc. ("Sands"), the Investment Adviser and the Trust.

It is currently intended that a portion of the Fund will be managed by Marsico and a portion of the Fund will be managed by Sands, each using its own active large cap growth oriented strategy seeking to outperform the Russell 1000 Growth Index. Marsico and Sands will PIC as sub-adviser to the Fund. The Investment Adviser believes these sub-advisory changes shift assets of the Fund to higher confidence investment strategies that are complementary to existing strategies within the Fund while maintaining the targeted range of risk level for the Fund. The investment objective, policies and restrictions of the Fund will not change.

Marsico, located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, is a registered investment adviser since September 1997. The firm currently manages assets in excess $23.7 billion. Thomas F. Marsico and James A. Hillary co-manage the investment program of the Fund. Mr. Marsico and Mr. Hillary have 23 and 14 years experience, respectively, serving as security analysts and portfolio managers.

Sands, located at 1001 19th Street North, Suite 1450, Arlington, Virginia 22209, has been managing assets since it was founded in 1992. Sands currently has over $4 billion in assets under management. The firm manages assets utilizing a large capitalization growth equity strategy.

These sub-advisory changes will result in an increase in the Fund's sub-advisory fees of 0.09% annually. The Board approved a change in the Investment Adviser's fee waiver and reimbursement agreement so that the Investment Adviser will not waive fees and reimburse expenses with respect to the 0.09% increase. Under the new agreement, the Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.99% for the Retirement Class.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Fund's Retirement Class.

SHAREHOLDER FEES
   (Fees paid directly from your investment)                             None
ANNUAL FUND OPERATING EXPENSES (1)
   (Expenses that are deducted from fund assets)
Management fees                                                          0.84%
Distribution (12b-1) fees                                                None
Other expenses (2)                                                       0.27%
                                                                         -----
Total annual operating expenses                                          1.11%
Fee waiver and expense reimbursement (3)                                (0.12%)
                                                                        -------
Net expenses (4)                                                         0.99%

(1) The information in the table has been restated to reflect the current levels of management fees and the fee waiver and reimbursement agreement.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.99% for the Retirement Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2004. The information in the table has been restated to reflect the current level of the fee waiver and reimbursement agreement.

(4) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the net annual fund operating expenses of the Retirement Class by 0.02%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-     You reinvested all dividends and other distributions.

-     The Fund's average annual return was 5%.

-     The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                             1 YEAR        3 YEARS*        5 YEARS*       10 YEARS*
RETIREMENT CLASS              $101          $341            $601           $1,346

      The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

----------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2004. Thus, the 3, 5 and 10 Years example reflects the waiver and reimbursement only for the first year.

EQUITY INDEX FUND. The following supplements the information in the "Equity Index Fund Summary" on pages 38 to 39 of the Prospectus:

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by AB Funds Trust. All occurrences of "S&P 500 Index" are hereby deleted and replaced with "S&P 500(R)." The Equity Income Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's(R) and Standard & Poor's(R) makes no representation regarding the advisability of investing in the Fund. For more information, see the section "The Equity Index Fund" on pages 29 to 30 of the Trust's Statement of Additional Information.

LOW-DURATION BOND FUND. On page 61, delete the second paragraph under this heading and replace with the following:

Pacific Investment Management Company LLC (""PIMCO"), Newport Beach, California:
PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $312.6 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Low-Duration Bond
Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 AB FUNDS TRUST

                               INSTITUTIONAL CLASS

                        Supplement dated November 4, 2003

                                       to

                          Prospectus dated July 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

GROWTH EQUITY FUND. The following supplements the information in the Prospectuses regarding the Growth Equity Fund:

At a special meeting held on September 18, 2003 the Board of Trustees (the "Board") of AB Funds Trust (the "Trust") voted to terminate the sub-advisory agreement with Provident Investment Counsel ("PIC") on behalf of the Growth Equity Fund (the "Fund").

At such meeting, the Board approved on behalf of the Fund and, subsequently, a majority of the outstanding shares of the Growth Equity Fund approved (1) a new sub-advisory agreement among Marisco Capital Management, LLC ("Marsico"), SBC Financial Services, Inc. (the "Investment Adviser") and the Trust, and (2) a new sub-advisory agreement among Sands Capital Management, Inc. ("Sands"), the Investment Adviser and the Trust.

It is currently intended that a portion of the Fund will be managed by Marsico and a portion of the Fund will be managed by Sands, each using its own active large cap growth oriented strategy seeking to outperform the Russell 1000 Growth Index. Marsico and Sands will replace PIC as sub-adviser to the Fund. The Investment Adviser believes these sub-advisory changes shift assets of the Fund to higher confidence investment strategies that are complementary to existing strategies within the Fund while maintaining the targeted range of risk level for the Fund. The investment objective, policies and restrictions of the Fund will not change.

Marsico, located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, is a registered investment adviser since September 1997. The firm currently manages assets in excess $23.7 billion. Thomas F. Marsico and James A. Hillary co-manage the investment program of the Fund. Mr. Marsico and Mr. Hillary have 23 and 14 years experience, respectively, serving as security analysts and portfolio managers.

Sands, located at 1001 19th Street North, Suite 1450, Arlington, Virginia 22209, has been managing assets since it was founded in 1992. Sands currently has over $4 billion in assets under management. The firm manages assets utilizing a large capitalization growth equity strategy.

These sub-advisory changes will result in an increase in the Fund's sub-advisory fees of 0.09% annually. The Board approved a change in the Investment Adviser's fee waiver and reimbursement agreement so that the Investment Adviser will not waive fees and reimburse expenses with respect to the 0.09% increase. Under the new agreement, the Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.87% for the Institutional Class.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Fund's Institutional Class.

SHAREHOLDER FEES
   (Fees paid directly from your investment)                              None
ANNUAL FUND OPERATING EXPENSES (1)
   (Expenses that are deducted from fund assets)
Management fees                                                           0.84%
Distribution (12b-1) fees                                                 None
Other expenses (2)                                                        0.39%
                                                                          -----
Total annual operating expenses                                           1.23%
Fee waiver and expense reimbursement (3)                                 (0.36%)
                                                                         -------
Net expenses (4)                                                          0.87%

(1) The information in the table has been restated to reflect the current levels of management fees and the fee waiver and reimbursement agreement.

(2) "Other expenses" include printing and transfer agency fees which are class specific.

(3) The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.87% for the Institutional Class. This waiver and reimbursement, should it be needed, will remain in place until April 30, 2004. The information in the table has been restated to reflect the current level of the fee waiver and reimbursement agreement.

(4) The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund's brokerage business. In the Fund's last fiscal year, these arrangements reduced the net annual fund operating expenses of the Institutional Class by 0.03%.

EXAMPLE

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

-     You reinvested all dividends and other distributions.

-     The Fund's average annual return was 5%.

-     The Fund's operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                               1 YEAR       3 YEARS*         5 YEARS*      10 YEARS*
INSTITUTIONAL CLASS            $89          $356             $645          $1,475

      The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

----------
* The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2004. Thus, the 3, 5 and 10 Years example reflects the waiver and reimbursement only for the first year.

EQUITY INDEX FUND. The following supplements the information in the "Equity Index Fund Summary" on pages 38 to 39 of the Prospectus:

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by AB Funds Trust. All occurrences of "S&P 500 Index" are hereby deleted and replaced with "S&P 500(R)." The Equity Income Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's(R) and Standard & Poor's(R) makes no representation regarding the advisability of investing in the Fund. For more information, see the section "The Equity Index Fund" on pages 29 to 30 of the Trust's Statement of Additional Information.

LOW-DURATION BOND FUND. On page 60, delete the second paragraph under this heading and replace with the following:

Pacific Investment Management Company LLC (""PIMCO"), Newport Beach, California:
PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management of approximately $312.6 billion. Chris P. Dialynas serves as portfolio manager for PIMCO's portion of the Low-Duration Bond
Fund. He joined PIMCO in 1980 and serves as Managing Director, portfolio manager and a senior member of PIMCO's investment strategy group. Mr. Dialynas has 22 years of investment experience.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 AB FUNDS TRUST

                        Supplement dated November 4, 2003

                                       to

             Statement of Additional Information dated July 1, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE SAI.

THE GROWTH EQUITY FUND. The following information supplements the section describing control persons of sub-advisers for the Growth Equity Fund beginning on page 44 of the SAI:

The paragraph entitled "Provident Investment Counsel" should be deleted and replaced with the following:

Marsico Capital Management, LLC, Denver, Colorado: Marsico is a registered investment advisor since September 1997. Marsico is a wholly-owned indirect subsidiary of Bank of America Corporation.

Sands Capital Management, Inc., Arlington, Virginia: Sands is a registered investment advisory firm founded in 1992. Sands is an independently owned corporation headquartered in Arlington, Virginia.

EQUITY INDEX FUND. The following supplements the section "The Equity Index Fund" on pages 29 to 30 in the SAI:

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by AB Funds Trust (the "Licensee"). All occurrences of "Standard & Poor's" "S&P" and "S&P 500 Index" are hereby deleted and replaced with Standard & Poor's(R), S&P(R) and S&P 500(R), respectively.

The Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P(R)"). S&P(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500(R) Index to track general stock market performance. S&P(R)'s only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P(R) and of the S&P 500(R) Index which is determined, composed and calculated by S&P(R) without regard to the Licensee or the Fund. S&P(R) has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P(R) is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P(R) has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P(R) DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN AND S&P(R) SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED

BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. S&P(R) MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P(R) HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.